Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 147,946,012	$ 341,835,519	$ 15,881,916	$ 28,330,000	$ 533,993,447
GOVERNMENT OF CANADA
Total			420,000		420,000
INDIAN OIL AND GAS CANADA
Total		1,870,000	490,000		2,360,000
GOVERNMENT OF ALBERTA
Total	210,000	244,165,519	6,431,916	26,790,000	277,597,435
GOVERNMENT OF SASKATCHEWAN
Total	53,460,000	86,930,000	7,610,000	1,540,000	149,540,000
ALEXANDER FIRST NATION
Total			140,000		140,000
ELIZABETH METIS SETTLEMENT
Total			280,000		280,000
FISHING LAKE METIS SETTLEMENT
Total			130,000		130,000
FLYING DUST FIRST NATION
Total		130,000			130,000
STURGEON LAKE CREE NATION
Total			270,000		270,000
SWAN RIVER FIRST NATION
Total			110,000		110,000
COUNTY OF BIG LAKES
Total	2,180,000				2,180,000
COUNTY OF WOODLANDS
Total	380,000				380,000
COUNTY OF YELLOWHEAD
Total	120,000				120,000
MUNICIPAL DISTRICT OF FOOTHILLS
Total	1,220,000				1,220,000
MUNICIPAL DISTRICT OF GREENVIEW
Total	6,296,012				6,296,012
RURAL MUNICIPALITY OF ARLINGTON
Total	2,970,000				2,970,000
RURAL MUNICIPALITY OF BENSON
Total	790,000				790,000
RURAL MUNICIPALITY OF BONE CREEK
Total	720,000				720,000
RURAL MUNICIPALITY OF BROCK
Total	960,000	380,000			1,340,000
RURAL MUNICIPALITY OF CAMBRIA
Total	1,790,000				1,790,000
RURAL MUNICIPALITY OF CARMICHAEL
Total	620,000				620,000
RURAL MUNICIPALITY OF CYMRI
Total	240,000				240,000
RURAL MUNICIPALITY OF FRONTIER
Total	550,000				550,000
RURAL MUNICIPALITY OF GOLDEN WEST
Total	550,000				550,000
RURAL MUNICIPALITY OF GRIFFIN
Total	1,420,000				1,420,000
RURAL MUNICIPALITY OF HAZELWOOD
Total	500,000				500,000
RURAL MUNICIPALITY OF LAKE ALMA
Total	320,000				320,000
RURAL MUNICIPALITY OF RENO
Total	110,000				110,000
RURAL MUNICIPALITY OF RIVERSIDE
Total	1,140,000				1,140,000
RURAL MUNICIPALITY OF SURPRISE VALLEY
Total	190,000				190,000
RURAL MUNICIPALITY OF TECUMSEH
Total	5,410,000	300,000			5,710,000
RURAL MUNICIPALITY OF WEBB
Total	150,000				150,000
RURAL MUNICIPALITY OF WHITE VALLEY
Total	2,390,000				2,390,000
RURAL MUNICIPALITY OF SOURIS VALLEY
Total	1,890,000				1,890,000
STATE OF NORTH DAKOTA
Total	61,370,000	8,060,000			69,430,000
Veren Inc
Total	145,610,000	241,950,000	14,660,000	28,330,000	430,550,000
Veren Inc | GOVERNMENT OF CANADA
Total			420,000		420,000
Veren Inc | INDIAN OIL AND GAS CANADA
Total		1,870,000	490,000		2,360,000
Veren Inc | GOVERNMENT OF ALBERTA
Total	210,000	144,280,000	5,210,000	26,790,000	176,490,000
Veren Inc | GOVERNMENT OF SASKATCHEWAN
Total	53,460,000	86,930,000	7,610,000	$ 1,540,000	149,540,000
Veren Inc | ALEXANDER FIRST NATION
Total			140,000		140,000
Veren Inc | ELIZABETH METIS SETTLEMENT
Total			280,000		280,000
Veren Inc | FISHING LAKE METIS SETTLEMENT
Total			130,000		130,000
Veren Inc | FLYING DUST FIRST NATION
Total		130,000			130,000
Veren Inc | STURGEON LAKE CREE NATION
Total			270,000		270,000
Veren Inc | SWAN RIVER FIRST NATION
Total			110,000		110,000
Veren Inc | COUNTY OF BIG LAKES
Total	2,180,000				2,180,000
Veren Inc | COUNTY OF WOODLANDS
Total	380,000				380,000
Veren Inc | COUNTY OF YELLOWHEAD
Total	120,000				120,000
Veren Inc | MUNICIPAL DISTRICT OF FOOTHILLS
Total	1,220,000				1,220,000
Veren Inc | MUNICIPAL DISTRICT OF GREENVIEW
Total	3,960,000				3,960,000
Veren Inc | RURAL MUNICIPALITY OF ARLINGTON
Total	2,970,000				2,970,000
Veren Inc | RURAL MUNICIPALITY OF BENSON
Total	790,000				790,000
Veren Inc | RURAL MUNICIPALITY OF BONE CREEK
Total	720,000				720,000
Veren Inc | RURAL MUNICIPALITY OF BROCK
Total	960,000	380,000			1,340,000
Veren Inc | RURAL MUNICIPALITY OF CAMBRIA
Total	1,790,000				1,790,000
Veren Inc | RURAL MUNICIPALITY OF CARMICHAEL
Total	620,000				620,000
Veren Inc | RURAL MUNICIPALITY OF CYMRI
Total	240,000				240,000
Veren Inc | RURAL MUNICIPALITY OF FRONTIER
Total	550,000				550,000
Veren Inc | RURAL MUNICIPALITY OF GOLDEN WEST
Total	550,000				550,000
Veren Inc | RURAL MUNICIPALITY OF GRIFFIN
Total	1,420,000				1,420,000
Veren Inc | RURAL MUNICIPALITY OF HAZELWOOD
Total	500,000				500,000
Veren Inc | RURAL MUNICIPALITY OF LAKE ALMA
Total	320,000				320,000
Veren Inc | RURAL MUNICIPALITY OF RENO
Total	110,000				110,000
Veren Inc | RURAL MUNICIPALITY OF RIVERSIDE
Total	1,140,000				1,140,000
Veren Inc | RURAL MUNICIPALITY OF SURPRISE VALLEY
Total	190,000				190,000
Veren Inc | RURAL MUNICIPALITY OF TECUMSEH
Total	5,410,000	300,000			5,710,000
Veren Inc | RURAL MUNICIPALITY OF WEBB
Total	150,000				150,000
Veren Inc | RURAL MUNICIPALITY OF WHITE VALLEY
Total	2,390,000				2,390,000
Veren Inc | RURAL MUNICIPALITY OF SOURIS VALLEY
Total	1,890,000				1,890,000
Veren Inc | STATE OF NORTH DAKOTA
Total	61,370,000	8,060,000			69,430,000
Hammerhead Resources ULC
Total	2,336,012	99,885,519	1,221,916		103,443,447
Hammerhead Resources ULC | GOVERNMENT OF ALBERTA
Total		$ 99,885,519	$ 1,221,916		101,107,435
Hammerhead Resources ULC | MUNICIPAL DISTRICT OF GREENVIEW
Total	$ 2,336,012				$ 2,336,012